UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-22802

FS GLOBAL CREDIT OPPORTUNITIES FUND

(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania (Address of principal executive offices)	19112 (Zip code)

Michael C. Forman

FS Global Credit Opportunities Fund

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1185

Date of fiscal year end: December 31

Date of reporting period: July 1, 2019 – June 30, 2020

Item 1. Proxy Voting Record.

The following details FS Global Credit Opportunities Fund’s proxy voting record for the period from July 1, 2019 through June 30, 2020:

Avantor, Inc.

Ticker Symbol:	AVTR
CUSIP / ISIN:	05352A100 / US05352A1007
Meeting Date:	May 7, 2020

Item No.	Proposal	Proposed By	Vote	For / Against Management
1.	Election of Directors (Juan Andres, Andre Moura and Jonathan Peacock)	Management	For	For

2.	To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for 2020	Management	For	For

3.	To approve, on an advisory basis, named executive officer compensation	Management	For	For

4.	To approve, on an advisory basis, the frequency of the advisory approval of named executive officer compensation	Management	1 Year	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Global Credit Opportunities Fund

By:	/s/ Michael C. Forman
Name: Michael C. Forman
Title: President and Chief Executive Officer
Date: August 13, 2020